Share-based Compensation - Schedule of fair value of stock options and restricted share units granted (Details)	12 Months Ended
	Jul. 31, 2022 Year $ / shares	Jul. 31, 2021 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (weighted average)	$ 6.84	$ 17.03
Share price (weighted average)	$ 6.69	$ 17.19
Risk-free interest rate (weighted average)	0.98%	1.24%
Expected life (years) of options (weighted average) | Year	5	5
Expected annualized volatility (weighted average)	93.00%	85.00%